Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Schedule of Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost is as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
Loans and other receivables carried at amortized cost
Loans receivable	$27	$26
Other receivables	11	12
Allowance for current expected credit losses	(20)	(19)
Loans and other receivables carried at amortized cost, net	$18	$19